UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Belgium: 0.4%
90,600		Ageas	$3,377,596	0.4

		Canada: 3.7%
80,747		Canadian Imperial Bank of Commerce	6,370,556	0.8
578,321		Cenovus Energy, Inc.	8,941,954	1.2
483,814		Shaw Communications, Inc. - Class B	9,468,823	1.3
64,581		TransCanada Corp.	2,900,448	0.4
			27,681,781	3.7

		France: 10.5%
263,993		BNP Paribas	15,300,691	2.0
178,994		Casino Guichard Perrachon S.A.	8,134,482	1.1
207,031		Cie de Saint-Gobain	8,967,755	1.2
291,594		Eutelsat Communications	5,241,984	0.7
925,490		Engie SA	11,395,246	1.5
112,997		Sanofi	9,107,147	1.2
254,500		Total S.A.	12,134,000	1.6
143,425		Vinci S.A.	9,288,880	1.2
			79,570,185	10.5

		Germany: 0.8%
371,545	@	Deutsche Bank AG	5,857,774	0.8

		Italy: 3.3%
998,961		Assicurazioni Generali S.p.A.	12,607,369	1.6
472,087		ENI S.p.A.	6,604,972	0.9
2,871,700		UniCredit SpA	6,125,621	0.8
			25,337,962	3.3

		Japan: 9.5%
103,700		Canon, Inc.	2,991,072	0.4
129,300		Hitachi Chemical Co., Ltd.	2,887,352	0.4
489,100		Itochu Corp.	6,756,073	0.9
198,400		Japan Airlines Co. Ltd.	5,923,758	0.8
269,900		Japan Post Bank Co. Ltd.	3,225,603	0.4
2,073,300		Mitsubishi UFJ Financial Group, Inc.	12,466,604	1.6
439,500		Mitsui & Co., Ltd.	5,985,479	0.8
46,400		Murata Manufacturing Co., Ltd.	6,410,964	0.9
968,800		Nissan Motor Co., Ltd.	9,155,995	1.2
334,900		Sumitomo Mitsui Financial Group, Inc.	12,630,509	1.7
1,041,000		Taiheiyo Cement Corp.	3,298,567	0.4
			71,731,976	9.5

		Netherlands: 3.0%
889,132	@	ArcelorMittal	6,690,797	0.9
631,467		Royal Dutch Shell PLC	16,101,715	2.1
			22,792,512	3.0

		Singapore: 1.1%
1,938,700		Singapore Telecommunications Ltd.	5,088,916	0.7
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
219,200		United Overseas Bank Ltd.	$3,109,133	0.4
			8,198,049	1.1

		Spain: 1.8%
200,400		ACS Actividades de Construccion y Servicios S.A.	5,893,064	0.8
935,243		Telefonica S.A.	7,790,703	1.0
			13,683,767	1.8

		Sweden: 2.3%
111,200		Electrolux AB	2,599,692	0.3
1,214,100		Telefonaktiebolaget LM Ericsson	6,231,008	0.8
827,701		Volvo AB - B Shares	8,850,266	1.2
			17,680,966	2.3

		Switzerland: 4.5%
434,566		Credit Suisse Group AG	5,780,231	0.8
127,287		Novartis AG	8,772,847	1.1
37,281		Roche Holding AG	8,297,678	1.1
14,300	@	Syngenta AG	5,453,888	0.7
23,111		Zurich Insurance Group AG	6,055,106	0.8
			34,359,750	4.5

		Taiwan: 1.1%
402,100		MediaTek, Inc.	2,784,164	0.3
197,567		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,865,764	0.8
			8,649,928	1.1

		United Kingdom: 9.3%
2,318,513		Barclays PLC	6,242,785	0.8
1,211,192		HSBC Holdings PLC	9,600,634	1.3
142,913		Imperial Brands PLC	6,128,515	0.8
2,060,237		J Sainsbury PLC	5,950,590	0.8
2,058,800		Kingfisher PLC	9,058,032	1.2
268,923		Rio Tinto PLC	10,146,758	1.4
926,600		RSA Insurance Group PLC	6,262,330	0.8
287,150		SSE PLC	5,289,975	0.7
4,782,654		Vodafone Group PLC	11,553,685	1.5
			70,233,304	9.3

		United States: 43.8%
214,600		Abbott Laboratories	8,169,822	1.1
154,211		AbbVie, Inc.	9,376,029	1.2
95,100		American Electric Power Co., Inc.	5,615,655	0.7
60,006		Amgen, Inc.	8,645,064	1.1
144,951		Apple, Inc.	16,019,985	2.1
52,338		Bristol-Myers Squibb Co.	2,953,957	0.4
85,300		Bunge Ltd.	5,824,284	0.8
66,480		Caterpillar, Inc.	6,352,829	0.8
253,579		CenturyLink, Inc.	5,964,178	0.8
86,766		Chevron Corp.	9,679,615	1.3
388,139		Cisco Systems, Inc.	11,574,305	1.5
292,100		Citigroup, Inc.	16,471,519	2.2
171,900		ConAgra Foods, Inc.	6,307,011	0.8
122,844		Eli Lilly & Co.	8,245,289	1.1

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
114,495	Eversource Energy	$5,910,232	0.8
104,648	Exxon Mobil Corp.	9,135,770	1.2
376,873	Freeport-McMoRan, Inc.	5,785,001	0.8
326,950	Gap, Inc.	8,163,941	1.1
422,131	General Electric Co.	12,984,750	1.7
122,700	Gilead Sciences, Inc.	9,042,990	1.2
58,600	International Business Machines Corp.	9,506,092	1.3
91,664	Intel Corp.	3,180,741	0.4
100,700	Las Vegas Sands Corp.	6,310,869	0.8
211,157	Macy's, Inc.	8,910,825	1.2
299,300	Mattel, Inc.	9,448,901	1.2
80,400	McDonald's Corp.	9,589,308	1.3
101,100	Merck & Co., Inc.	6,186,309	0.8
228,147	Metlife, Inc.	12,550,366	1.7
199,776	Microsoft Corp.	12,038,502	1.6
233,600	Mosaic Co.	6,634,240	0.9
471,387	Pfizer, Inc.	15,150,378	2.0
82,104	PNC Financial Services Group, Inc.	9,075,776	1.2
105,282	Procter & Gamble Co.	8,681,554	1.1
75,800	Schlumberger Ltd.	6,370,990	0.8
161,039	Seagate Technology	6,457,664	0.9
52,300	Stanley Black & Decker, Inc.	6,204,349	0.8
244,350	Symantec Corp.	5,959,696	0.8
126,883	Verizon Communications, Inc.	6,331,462	0.8
121,100	Wal-Mart Stores, Inc.	8,529,073	1.1
63,600	WestRock Co.	3,256,320	0.4
		332,595,641	43.8

	Total Common Stock
	(Cost $809,615,428)	721,751,191	95.1

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
		Options on Currencies: 0.3%
14,000,000	@	Call USD vs. Put EUR, Strike @ 1.078, Exp. 12/20/16 Counterparty: BNP Paribas S.A.	307,743	0.1
7,500,000	@	Call USD vs. Put EUR, Strike @ 1.059, Exp. 01/20/17 Counterparty: Barclays Bank PLC	106,700	0.0
7,500,000	@	Call USD vs. Put EUR, Strike @ 1.020, Exp. 01/20/17 Counterparty: BNP Paribas S.A.	51,016	0.0
24,000,000	@	Call USD vs. Put GBP, Strike @ 1.239, Exp. 12/20/16 Counterparty: BNP Paribas S.A.	132,082	0.0
25,000,000	@	Call USD vs. Put GBP, Strike @ 1.165, Exp. 01/20/17 Counterparty: Barclays Bank PLC	26,623	0.0
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: (continued)
25,000,000	@	Call USD vs. Put GBP, Strike @ 1.196, Exp. 02/20/17 Counterparty: Goldman Sachs International	$135,737	0.0
15,000,000	@	Call USD vs. Put JPY, Strike @ 106.800, Exp. 12/20/16 Counterparty: Barclays Bank PLC	997,453	0.1
13,000,000	@	Call USD vs. Put JPY, Strike @ 116.220, Exp. 02/20/17 Counterparty: Barclays Bank PLC	198,522	0.0
10,000,000	@	Call USD vs. Put JPY, Strike @ 107.750, Exp. 01/20/17 Counterparty: Morgan Stanley & Co. International PLC	589,863	0.1
			2,545,739	0.3

	Total Purchased Options
	(Cost $985,850)		2,545,739	0.3

	Total Long-Term Investments
	(Cost $810,601,278)		724,296,930	95.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
	Mutual Funds: 5.1%
38,499,843	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $38,499,843)	38,499,843	5.1

	Total Short-Term Investments
	(Cost $38,499,843)	38,499,843	5.1

	Total Investments in Securities (Cost $849,101,121)	$762,796,773	100.5
	Liabilities in Excess of Other Assets	(3,831,266)	(0.5)
	Net Assets	$758,965,507	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $849,408,600.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$52,248,667
Gross Unrealized Depreciation	(138,860,494)

Net Unrealized Depreciation	$(86,611,827)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	20.1%
Health Care	12.3%
Information Technology	11.8
Consumer Discretionary	10.3
Industrials	10.2
Energy	9.5
Consumer Staples	6.5
Materials	5.9
Telecommunication Services	4.8
Utilities	3.7
Purchased Options	0.3
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$3,377,596	$–	$3,377,596
Canada	27,681,781	–	–	27,681,781
France	–	79,570,185	–	79,570,185
Germany	–	5,857,774	–	5,857,774
Italy	–	25,337,962	–	25,337,962
Japan	–	71,731,976	–	71,731,976
Netherlands	–	22,792,512	–	22,792,512
Singapore	–	8,198,049	–	8,198,049
Spain	–	13,683,767	–	13,683,767
Sweden	–	17,680,966	–	17,680,966
Switzerland	5,453,888	28,905,862	–	34,359,750
Taiwan	5,865,764	2,784,164	–	8,649,928
United Kingdom	–	70,233,304	–	70,233,304
United States	332,595,641	–	–	332,595,641
Total Common Stock	371,597,074	350,154,117	–	721,751,191
Purchased Options	–	2,545,739	–	2,545,739
Short-Term Investments	38,499,843	–	–	38,499,843
Total Investments, at fair value	$410,096,917	$352,699,856	$–	$762,796,773
Other Financial Instruments+
Futures	126,827	–	–	126,827
Total Assets	$410,223,744	$352,699,856	$–	$762,923,600
Liabilities Table
Other Financial Instruments+
Futures	$(58,860)	$–	$–	$(58,860)
Written Options	–	(9,259,155)	–	(9,259,155)
Total Liabilities	$(58,860)	$(9,259,155)	$–	$(9,318,015)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

At November 30, 2016, the following futures contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	346	12/16/16	$11,188,261	$(51,065)
FTSE 100 Index	183	12/16/16	15,527,627	69,468
Nikkei 225 Index	64	12/08/16	5,139,636	57,359
S&P 500 E-Mini	33	12/16/16	3,628,020	(7,795)
			$35,483,544	$67,967

At November 30, 2016, the following over-the-counter written options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
2,700	BNP Paribas S.A.	Call on EURO STOXX 50® Index	3,113.024	EUR	12/02/16	$134,665	$(6,361)
2,800	Morgan Stanley & Co. International PLC	Call on EURO STOXX 50® Index	3,072.850	EUR	01/06/17	161,241	(179,380)
2,700	Societe Generale	Call on EURO STOXX 50® Index	3,013.880	EUR	12/16/16	178,240	(220,952)
2,800	BNP Paribas S.A.	Call on FTSE 100 Index	6,778.214	GBP	12/16/16	381,959	(325,066)
2,900	Citibank N.A.	Call on FTSE 100 Index	7,080.640	GBP	12/02/16	278,034	(1)
2,900	Morgan Stanley & Co. International PLC	Call on FTSE 100 Index	6,844.145	GBP	01/06/17	287,495	(333,843)
77,200	BNP Paribas S.A.	Call on Nikkei 225 Index	17,185.378	JPY	12/16/16	238,660	(781,024)
78,200	Citibank N.A.	Call on Nikkei 225 Index	17,447.850	JPY	12/02/16	190,326	(589,379)
80,300	Morgan Stanley & Co. International PLC	Call on Nikkei 225 Index	18,265.450	JPY	01/06/17	219,493	(289,949)
37,100	Barclays Bank PLC	Call on S&P 500 Index	2,115.360	USD	12/16/16	1,053,343	(3,275,714)
37,200	Barclays Bank PLC	Call on S&P 500 Index	2,151.765	USD	12/02/16	846,333	(1,776,293)
36,500	Citibank N.A.	Call on S&P 500 Index	2,206.600	USD	01/06/17	885,125	(981,237)
Options on Currencies
7,500,000	Barclays Bank PLC	Put USD vs. Call EUR	1.129	USD	01/20/17	41,850	(7,547)
7,500,000	BNP Paribas S.A.	Put USD vs. Call EUR	1.104	USD	02/20/17	46,500	(41,848)
14,000,000	BNP Paribas S.A.	Put USD vs. Call EUR	1.154	USD	12/20/16	81,200	(989)
25,000,000	Barclays Bank PLC	Put USD vs. Call GBP	1.266	USD	01/20/17	212,000	(244,783)
24,000,000	BNP Paribas S.A.	Put USD vs. Call GBP	1.343	USD	12/20/16	160,800	(1,091)
25,000,000	Goldman Sachs International	Put USD vs. Call GBP	1.294	USD	02/20/17	175,000	(166,853)
13,000,000	Barclays Bank PLC	Put USD vs. Call JPY	104.450	USD	02/20/17	91,000	(35,422)
15,000,000	Barclays Bank PLC	Put USD vs. Call JPY	95.380	USD	12/20/16	115,500	(41)
10,000,000	Morgan Stanley & Co. International PLC	Put USD vs. Call JPY	98.100	USD	01/20/17	62,000	(1,382)
		Total Written OTC Options				$5,840,764	$(9,259,155)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$2,545,739
Equity contracts	Futures contracts	126,827
Total Asset Derivatives		$2,672,566

Liability Derivatives	Instrument Type
Equity Contracts	Futures contracts	$58,860
Equity Contracts	Written options	8,759,199
Foreign exchange contracts	Written options	499,956
Total Liability Derivatives		$9,318,015

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2016:

	Barclays Bank PLC	BNP Paribas S.A.	Citibank N.A.	Goldman Sachs International	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Assets:
Purchased Options	$1,329,298	$490,841	$-	$135,737	$589,863	$-	$2,545,739
Total Assets	$1,329,298	$490,841	$-	$135,737	$589,863	$-	$2,545,739

Liabilities:
Written options	$5,339,800	$1,156,379	$1,570,617	$166,853	$804,554	$220,952	$9,259,155
Total Liabilities	$5,339,800	$1,156,379	$1,570,617	$166,853	$804,554	$220,952	$9,259,155

Net OTC derivative instruments by counterparty, at fair value	$(4,010,502)	$(665,538)	$(1,570,617)	$(31,116)	$(214,691)	$(220,952)	(6,713,416)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(4,010,502)	$(665,538)	$(1,570,617)	$(31,116)	$(214,691)	$(220,952)	$(6,713,416)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 20, 2017